Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2020
Ofek Aerial Photography Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$4,857
Fixed assets	3,993
Investment in company accounted for at equity method	824
Intangible assets	874
Dividend payable to former shareholder	(7,069)
Deferred tax, net	(34)
Non-controlling interests	(995)
Goodwill	1,481
Total assets acquired net of acquired cash	$3,931

Ofek [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$4,666
Other long-term assets	4,255
Intangible assets	29,946
Goodwill	57,509
Current liabilities	(2,212)
Deferred revenues	(5,742)
Deferred tax liabilities	(7,181)
Other long-term liabilities	(8,257)
Total assets acquired, net of acquired cash	$72,948

Summary of intangible assets associated with the acquisition and not the amortization
Developed technology	$10,517
Customer relationships	19,266
Backlog	163
Total intangible assets	$29,946

Acquisition of sum.cumo GmbH (“sum.cumo”) [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$466
Other long-term assets
Intangible assets	9,730
Deferred tax liabilities	(3,211)
Goodwill	14,521
Total assets acquired, net of acquired cash	$21,506

Delphi Technology Inc. and its subsidiary [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(6,789)
Intangible assets	7,562
Deferred tax liabilities	(2,313)
Goodwill	14,875
Total assets acquired, net of acquired cash	$13,335

Calculo S.A.U [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$47
Intangible assets	1,037
Goodwill	622
Total assets acquired, net of acquired cash	$1,706

Adaptik Corporation [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(2,817)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468
Total assets acquired, net of acquired cash	$18,059

Aptonet Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets, excluding cash acquired	$529
Intangible assets, net	1,556
Goodwill	1,785
Total assets acquired, net of acquired cash	$3,870

Stockell Information Systems, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets	$1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired	$7,714

Acquisition of Mobisoft Magic Hands [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets, excluding cash acquired	$1,069
Intangible assets, net	4,553
Goodwill	5,718
Total assets acquired, net of acquired cash	$11,340

NetEffects [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

PowWow Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

OnTarget Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$444
Intangible assets	4,908
Deferred taxes	(1,276)
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456

Gestetnertec Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$12,746
Short-term bank credit	(10,598)
Non-controlling interest	(135)
Liability to acquire non-controlling interests (put option)	(17,781)
Intangible assets, net	16,337
Deferred taxes	(4,021)
Goodwill	12,621
Total assets acquired net of acquired cash	$9,169

RightStar Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(763)
Contingent liability in respect of business combinations	(1,077)
Intangible assets, net	354
Deferred taxes	(95)
Goodwill	922
Total liabilities acquired net of acquired cash	$(659)

Acquisition of Medatech Information Technologies Ltd. (“Medatech Technologies”) [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$2,340
Intangible assets	7,553
Deferred taxes	(2,276)
Credit from banks and others	(5,550)
Non-controlling interests	(434)
Goodwill	20,423
Total assets acquired net of acquired cash	$22,056

Dana Engineering Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$(9,270)
Intangible assets	5,311
Deferred taxes	(1,138)
Non-controlling interests	(5,235)
Goodwill	9,746
Total assets acquired net of acquired cash	$(586)

Noah Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(475)
Intangible assets	781
Deferred taxes	(171)
Goodwill	1,854
Total assets acquired net of acquired cash	$1,989

Integrity Software 2011 Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(1,130)
Intangible assets	1,316
Deferred taxes	(303)
Non-controlling interests	(318)
Goodwill	1,990
Total assets acquired net of acquired cash	$1,555

Cambium (2014) Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(8)
Intangible assets	365
Deferred taxes	(84)
Non-controlling interests	(238)
Goodwill	715
Total assets acquired net of acquired cash	$750

Pleasant Valley Business Solutions, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(793)
Intangible assets	1,809
Deferred taxes	(499)
Goodwill	7,792
Total assets acquired net of acquired cash	$8,309

Alius Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(4)
Intangible assets	2,986
Deferred taxes	(806)
Goodwill	14,190
Total assets acquired net of acquired cash	$16,366

Liram Financial Software Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities	$(751)
Non-controlling interest	(821)
Intangible assets	4,529
Deferred tax liability	(1,042)
Goodwill	2,404
Total assets acquired	$4,319

Unique Software Industries Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets excluding cash acquired	$(244)
Intangible assets	8,425
Deferred tax liability	(1,938)
Goodwill	9,547
Total assets acquired net of acquired cash	$15,790

Effective Solutions Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets	$692
Non-controlling interests	(320)
Intangible assets	739
Deferred tax liability	(170)
Goodwill	5,232
Total assets acquired net of acquired cash	$6,173